UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities (a)		Par (000)	Value
ACAS CLO Ltd., Class C (b):
Series 2014-1A, 3.19%, 7/18/26	USD	750	$738,424
Series 2014-2A, 3.49%, 1/15/27		1,000	995,044
ALM Loan Funding (b):
Series 2012-5A, Class BR, 3.26%, 10/18/27 (c)		2,000	1,986,400
Series 2013-7R2A, Class B, 2.89%, 4/24/24		3,000	2,936,202
ALM XII Ltd., Series 2015-12A, Class B, 3.54%, 4/16/27 (b)		1,000	999,500
ALM XIV Ltd., Series 2014-14A (b):
Class B, 3.24%, 7/28/26		5,000	4,997,743
Class C, 3.74%, 7/28/26		5,000	4,834,325
Anchorage Capital CLO Ltd., 3.29%, 4/28/26 (b)		1,000	985,694
Apidos CDO, Series 2012-9AR, Class CR, 3.19%, 7/15/23 (b)		1,000	1,000,000
Apidos CLO XVII, Series 2014-17A, Class B, 3.14%, 4/17/26 (b)		1,000	994,062
Apidos CLO XVIII, Series 2014-18A, Class C, 3.95%, 7/22/26 (b)		1,800	1,756,244
Atlas Senior Loan Fund V Ltd., Series 2014-1A (b):
Class C, 3.29%, 7/16/26		1,000	997,060
Class D, 3.74%, 7/16/26		2,000	1,904,309
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 3.98%, 10/15/26 (b)		3,000	2,903,390
Atrium CDO Corp., Series 5A, Class A4, 0.67%, 7/20/20 (b)		9,000	8,714,825
Babson CLO Ltd., Series 2014-3A (b):
Class C1, 3.29%, 1/15/26		1,500	1,501,500
Class D1, 3.79%, 1/15/26		1,000	955,000
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.19%, 10/17/26 (b)		1,000	972,366
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.09%, 7/20/26 (b)		1,250	1,231,250
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class D, 3.84%, 10/20/26 (b)		1,500	1,434,376
Benefit Street Partners CLO VI, Ltd., Series 2015-VIA, Class B, 3.34%, 4/18/27 (b)		1,000	992,500
BlueMountain CLO Ltd., Series 2011-1A, Class D, 4.28%, 8/16/22 (b)		2,000	2,003,810

Asset-Backed Securities (a)		Par (000)	Value
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.21%, 11/23/25 (b)	USD	1,000	$998,526
Carlyle Global Market Strategies CLO 2015-1, Ltd., Series 2015-1A, Class C, 3.44%, 4/20/27 (b)		1,000	999,962
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class C, 4.44%, 10/16/25 (b)		1,000	1,001,135
CIFC Funding Ltd., Series 2014-3A (b):
Class C1, 3.10%, 7/22/26		1,500	1,467,409
Class D, 3.70%, 7/22/26		1,400	1,327,566
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.09%, 10/15/26 (b)		750	745,371
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.29%, 10/15/26 (b)		850	842,259
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.79%, 10/29/26 (b)		1,000	968,984
Highbridge Loan Management 4-2014, Ltd., Series 4A-2014, Class B, 3.29%, 7/28/25 (b)		1,000	982,205
ING IM CLO Ltd., Series 2012-4A, Class C, 4.79%, 10/15/23 (b)		1,000	1,002,571
LCM XVIII LP, Series 18A, Class C1, 3.44%, 4/20/27 (b)		1,000	988,890
Limerock CLO III LLC, Series 2014-3A, Class C, 3.89%, 10/20/26 (b)		1,000	972,469
Madison Park Funding IX, Ltd., Series 2012-9AR, Class C1R, 3.17%, 8/15/22 (b)		1,000	997,603
Madison Park Funding Ltd. (b):
Series 2012-10A, Class D, 4.54%, 1/20/25		3,000	3,000,489
Series 2012-8AR, Class CR, 3.10%, 4/22/22		1,350	1,350,265
Series 2012-8AR, Class DR, 4.15%, 4/22/22		1,500	1,497,019
Series 2014-14A, Class D, 3.89%, 7/20/26		2,000	1,951,879
Madison Park Funding XIII, Ltd., Series 2014-13A, Class C, 3.04%, 1/19/25 (b)		1,000	991,372
Madison Park Funding XV, Ltd., Series 2014-15A, Class B1, 3.55%, 1/27/26 (b)		2,400	2,412,201
Madison Park Funding XVI, Ltd., Series 2015-16A, Class B, 3.30%, 4/20/26 (b)		1,000	1,001,300

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities (a)		Par (000)	Value
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.11%, 8/12/26 (b)	USD	750	$738,928
Octagon Loan Funding Ltd., Series 2014-1A, Class D, 3.93%, 11/18/26 (b)		1,500	1,443,413
OZLM VII Ltd., Series 2014-7A, Class C, 3.89%, 7/17/26 (b)		1,500	1,439,269
OZLM VIII Ltd., Series 2014-8A, Class B, 3.29%, 10/17/26 (b)		900	895,629
OZLM XI, Ltd., Series 2015-11A, Class B, 3.30%, 1/30/27 (b)		1,000	999,312
Regatta IV Funding Ltd., Series 2014-1A (b):
Class C, 3.25%, 7/25/26		1,500	1,468,865
Class D, 3.80%, 7/25/26		1,000	954,365
Regatta V Funding Ltd., Series 2014-1A (b):
Class B, 3.30%, 10/25/26		1,000	981,671
Class C, 3.75%, 10/25/26		1,000	938,217
Silver Spring CLO Ltd., Series 2014-1A, Class D, 3.74%, 10/15/26 (b)		750	701,641
SLM Student Loan Trust, Series 2004-B, Class A2, 0.49%, 6/15/21		2,044	2,032,821
Sound Point CLO Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (b)		1,000	958,486
Symphony CLO XV Ltd., Series 2014-15A (b):
Class C, 3.49%, 10/17/26		1,500	1,499,944
Class D, 4.04%, 10/17/26		1,000	976,200
Symphony CLO, Ltd., Series 2012-10AR, Class CR, 3.14%, 7/23/23 (b)		1,000	1,000,197
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.81%, 6/10/25 (b)		800	768,263
Venture XVIII CLO Ltd., Series 2014-18A, Class C, 3.27%, 10/15/26 (b)		800	795,185
Voya CLO Ltd., Class C (b):
Series 2014-3A, 3.90%, 7/25/26		1,250	1,215,278
Series 2014-4A, 4.29%, 10/14/26		1,000	996,861
WhiteHorse IX Ltd., Series 2014-9A, Class C, 2.99%, 7/17/26 (b)		1,500	1,442,210
Total Asset-Backed Securities — 5.9%			93,580,254
Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21	USD	2,000	$2,117,500
5.00%, 12/15/21 (b)		536	550,740
TransDigm, Inc.:
6.00%, 7/15/22		4,585	4,573,538
6.50%, 7/15/24		2,140	2,150,700

			9,392,478
Air Freight & Logistics — 0.2%
XPO Logistics, Inc. (b):
7.88%, 9/01/19		1,548	1,654,425
6.50%, 6/15/22		2,011	1,978,321

			3,632,746
Airlines — 1.1%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		692	676,430
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 5/10/17		2,166	2,382,123
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,131,800
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 1/02/23		3,200	3,639,748
Turkish Airlines 2015-1 Class A Pass Through Trust, 4.20%, 3/15/27 (b)		3,100	3,084,500
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 4/11/22		4,200	4,242,000
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 10/23/20 (b)		1,425	1,461,097

			17,617,698
Auto Components — 1.3%
The Goodyear Tire & Rubber Co., 6.50%, 3/01/21		1,600	1,694,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		265	267,783
4.88%, 3/15/19		3,950	4,073,437
6.00%, 8/01/20		3,108	3,271,170
5.88%, 2/01/22		3,816	3,949,560
Schaeffler Finance BV, 4.75%, 5/15/21 (b)		2,470	2,476,175

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Schaeffler Holding Finance BV (b)(d):
(6.25% Cash), 6.25%, 11/15/19	USD	1,112	$1,174,550
(6.75% Cash), 6.75%, 11/15/22		2,417	2,616,402
ZF North America Capital, Inc. (b):
4.50%, 4/29/22		291	286,635
4.75%, 4/29/25		868	848,470

			20,658,182
Automobiles — 0.5%
Ford Motor Co., 7.45%, 7/16/31		3,660	4,675,010
General Motors Co.:
4.88%, 10/02/23		1,875	1,922,267
6.25%, 10/02/43		940	1,026,364

			7,623,641
Banks — 5.1%
Associated Banc-Corp, 5.13%, 3/28/16		7,430	7,574,216
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,703,500
5.25%, 3/15/18		4,030	4,181,125
6.63%, 4/01/18 (b)		335	360,963
5.50%, 2/15/19 (b)		5,147	5,442,952
5.00%, 8/01/23		660	666,600
City National Corp., 5.25%, 9/15/20 (e)		2,900	3,283,722
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22 (e)		3,775	3,776,963
Credit Suisse AG, 6.50%, 8/08/23 (b)		12,000	13,260,000
Discover Bank, 8.70%, 11/18/19		748	896,981
Fifth Third Bancorp, 5.10% (a)(f)		5,000	4,650,000
HSBC Finance Corp., 6.68%, 1/15/21 (e)		5,150	6,012,522
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	10,804,651
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,750	3,753,578
Wells Fargo & Co. (e):
3.45%, 2/13/23		2,325	2,318,974
4.13%, 8/15/23		4,000	4,136,932
5.61%, 1/15/44		4,119	4,602,785

			80,426,464
Biotechnology — 0.2%
Amgen, Inc., 4.40%, 5/01/45 (e)		3,050	2,840,392
Corporate Bonds		Par (000)	Value
Building Products — 0.2%
Building Materials Corp. of America, 6.75%, 5/01/21 (b)	USD	2,700	$2,835,000
Masonite International Corp., 5.63%, 3/15/23 (b)		610	628,300

			3,463,300
Capital Markets — 3.0%
E*Trade Financial Corp., 5.38%, 11/15/22		1,348	1,405,290
The Goldman Sachs Group, Inc. (e):
6.25%, 9/01/17		625	683,059
7.50%, 2/15/19		5,165	6,082,144
5.25%, 7/27/21		1,175	1,307,972
5.75%, 1/24/22		5,500	6,298,127
6.25%, 2/01/41		15,000	18,007,815
Morgan Stanley (e):
5.63%, 9/23/19		6,770	7,584,932
5.50%, 7/28/21		2,695	3,034,872
UBS AG, 5.88%, 7/15/16		3,450	3,591,001

			47,995,212
Chemicals — 1.8%
Ashland, Inc., 3.88%, 4/15/18		1,745	1,798,310
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		617	657,105
Axiall Corp., 4.88%, 5/15/23		367	353,237
Basell Finance Co. BV, 8.10%, 3/15/27 (b)(e)		6,000	7,870,284
Celanese US Holdings LLC, 5.88%, 6/15/21		2,615	2,771,900
CF Industries, Inc., 5.38%, 3/15/44		2,500	2,437,252
The Chemours Co. (b):
6.63%, 5/15/23		648	570,240
Chemtura Corp., 5.75%, 7/15/21		632	638,320
Eagle Spinco, Inc., 4.63%, 2/15/21		2,370	2,304,825
Huntsman International LLC:
4.88%, 11/15/20		775	759,500
8.63%, 3/15/21		806	845,091
5.13%, 11/15/22 (b)		2,495	2,407,675
NOVA Chemicals Corp., 5.25%, 8/01/23 (b)		2,277	2,277,000
Platform Specialty Products Corp., 6.50%, 2/01/22 (b)		1,693	1,752,255

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Chemicals (concluded)
The Chemours Co. (b) (concluded):
7.00%, 5/15/25	USD	624	$547,367

			27,990,361
Commercial Services & Supplies — 3.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,003	1,048,135
Aviation Capital Group Corp. (b):
7.13%, 10/15/20 (e)		31,000	36,190,020
6.75%, 4/06/21		7,850	8,931,243
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		301	278,425
Covanta Holding Corp., 6.38%, 10/01/22		2,245	2,357,250
Mobile Mini, Inc., 7.88%, 12/01/20		2,480	2,579,200

			51,384,273
Communications Equipment — 0.2%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		882	870,975
CommScope, Inc., 5.50%, 6/15/24 (b)		254	248,602
Harris Corp., 5.05%, 4/27/45		1,790	1,703,731
Plantronics, Inc., 5.50%, 5/31/23 (b)		423	429,345

			3,252,653
Construction & Engineering — 0.3%
AECOM Technology Corp. (b):
5.75%, 10/15/22		333	337,995
5.88%, 10/15/24		2,311	2,345,665
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		413	410,935
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		568	579,360
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	776,531

			4,450,486
Construction Materials — 0.7%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	1,949,908
HD Supply, Inc.:
11.00%, 4/15/20		2,740	3,055,100
7.50%, 7/15/20		2,905	3,101,087
Corporate Bonds		Par (000)	Value
Construction Materials (concluded)
HD Supply, Inc. (concluded):
5.25%, 12/15/21 (b)	USD	3,278	$3,376,340

			11,482,435
Consumer Finance — 3.1%
Ally Financial, Inc.:
5.13%, 9/30/24		855	864,619
4.63%, 3/30/25		176	169,400
8.00%, 11/01/31		5,665	6,769,675
Capital One Bank USA NA, 3.38%, 2/15/23 (e)		11,610	11,199,877
Countrywide Financial Corp., 6.25%, 5/15/16 (e)		8,069	8,362,445
Discover Financial Services, 3.85%, 11/21/22		3,252	3,189,883
Experian Finance PLC, 2.38%, 6/15/17 (b)(e)		2,550	2,567,932
Navient Corp.:
3.88%, 9/10/15		5,000	5,000,000
6.25%, 1/25/16		11,620	11,736,200

			49,860,031
Containers & Packaging — 0.5%
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (b)		904	899,480
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		3,128	3,281,272
Sealed Air Corp. (b):
6.50%, 12/01/20		2,330	2,586,300
5.13%, 12/01/24		649	657,112
5.50%, 9/15/25		835	852,744

			8,276,908
Diversified Consumer Services — 0.3%
Service Corp. International, 4.50%, 11/15/20		4,382	4,513,460
Diversified Financial Services — 10.6%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, 7/01/22		518	527,712
Air Lease Corp., 3.75%, 2/01/22		5,000	5,008,165
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,365,149
Bank of America Corp. (e):
3.75%, 7/12/16		5,525	5,656,755
5.00%, 5/13/21		17,100	18,816,361
5.70%, 1/24/22		2,590	2,948,026
Bank of America NA, 5.30%, 3/15/17 (e)		13,440	14,208,876
Barclays PLC, 4.38%, 9/11/24		2,100	2,050,350

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (concluded)
Citigroup, Inc. (e):
4.45%, 1/10/17	USD	4,800	$5,001,859
8.50%, 5/22/19		464	565,807
6.68%, 9/13/43		4,125	5,132,523
Deutsche Bank AG, 4.50%, 4/01/25		3,985	3,865,004
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1 (b):
Class A, 5.25%, 5/30/23		2,604	2,721,529
Class B, 6.13%, 11/30/19		3,116	3,287,376
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,337,796
5.88%, 8/02/21		9,420	10,617,612
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,879,158
4.38%, 9/25/21		2,260	2,316,394
4.25%, 5/15/23		1,681	1,663,703
ING Bank NV, 5.00%, 6/09/21 (b)(e)		8,000	8,955,120
Intesa Sanpaolo SpA, 3.13%, 1/15/16		5,450	5,492,243
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		1,705	1,705,000
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,129,768
Lloyds Banking Group PLC, 4.50%, 11/04/24		6,875	6,940,862
Moody’s Corp., 6.06%, 9/07/17		20,000	20,691,120
Mubadala GE Capital, Ltd., 3.00%, 11/10/19 (b)		5,000	4,972,500
Pershing Square Holdings, Ltd., 5.50%, 7/15/22 (b)		5,500	5,527,901
Resparcs Funding LP I, 8.00% (f)(g)(h)		4,000	960,800
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19		370	380,637
7.88%, 8/15/19		2,480	2,573,000
9.88%, 8/15/19		147	154,626
5.75%, 10/15/20		3,142	3,251,970
6.88%, 2/15/21		105	109,747
Royal Bank of Scotland Group PLC:
6.10%, 6/10/23		2,500	2,699,655
5.13%, 5/28/24		5,250	5,305,046

			168,820,150
Diversified Telecommunication Services — 4.8%
AT&T, Inc.:
6.30%, 1/15/38 (e)		12,000	13,332,228
4.30%, 12/15/42		265	228,998
4.35%, 6/15/45		367	315,945
Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
CenturyLink, Inc.:
5.63%, 4/01/20	USD	1,375	$1,404,081
6.45%, 6/15/21		285	290,700
Frontier Communications Corp.:
6.25%, 9/15/21		980	904,050
7.63%, 4/15/24		1,384	1,259,440
Level 3 Financing, Inc.:
5.38%, 8/15/22		2,250	2,272,500
5.13%, 5/01/23 (b)		1,653	1,607,542
5.38%, 5/01/25 (b)		1,985	1,932,894
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,730,492
Verizon Communications, Inc. (e):
5.15%, 9/15/23		8,775	9,657,932
6.40%, 9/15/33		9,475	10,953,830
7.35%, 4/01/39		7,825	9,885,886
6.55%, 9/15/43		13,225	15,624,398

			76,400,916
Electric Utilities — 3.9%
CMS Energy Corp., 5.05%, 3/15/22		9,900	10,898,989
Duke Energy Corp., 3.55%, 9/15/21 (e)		3,650	3,781,061
Great Plains Energy, Inc., 5.29%, 6/15/22 (i)		5,550	6,118,425
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (b)		4,810	4,986,024
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		780	823,396
Series C, 10.06%, 12/30/28		1,568	1,700,889
NiSource Finance Corp., 6.80%, 1/15/19 (e)		3,075	3,528,812
Oncor Electric Delivery Co. LLC (e):
4.10%, 6/01/22		4,150	4,403,536
5.30%, 6/01/42		2,750	3,110,256
Progress Energy, Inc., 7.00%, 10/30/31 (e)		12,000	15,396,576
Puget Energy, Inc.:
6.00%, 9/01/21		275	316,681
5.63%, 7/15/22		5,550	6,220,457

			61,285,102
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20		1,950	1,735,500
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	2,931,500
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		475	470,844

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Electronic Equipment, Instruments & Components (concluded)
Sanmina Corp., 4.38%, 6/01/19 (b)	USD	1,415	$1,436,225

			4,838,569
Energy Equipment & Services — 0.9%
Energy Transfer Partners LP, 5.20%, 2/01/22		10,200	10,544,056
Ensco PLC, 4.50%, 10/01/24		2,930	2,684,950
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		293	285,675
6.75%, 8/01/22		680	678,300
Transocean, Inc., 6.00%, 3/15/18		540	518,400

			14,711,381
Food & Staples Retailing — 1.5%
CVS Health Corp., 5.13%, 7/20/45		3,879	4,109,874
Family Tree Escrow LLC (b):
5.25%, 3/01/20		335	353,425
5.75%, 3/01/23		3,443	3,632,365
H.J. Heinz Finance Co., 7.13%, 8/01/39 (b)		4,415	5,564,666
Rite Aid Corp.:
6.75%, 6/15/21		761	808,563
6.13%, 4/01/23 (b)		2,974	3,089,242
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (e)		5,150	6,011,348

			23,569,483
Food Products — 1.1%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		2,600	2,780,752
Kellogg Co., Series B, 7.45%, 4/01/31 (e)		3,425	4,384,935
Mondelez International, Inc.:
6.50%, 8/11/17		4,450	4,886,634
6.13%, 8/23/18		4,840	5,411,222
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)		715	746,281

			18,209,824
Gas Utilities — 0.1%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 2/01/21		1,265	1,315,600
Health Care Equipment & Supplies — 0.5%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		1,865	1,916,287
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (b):
4.88%, 4/15/20		517	532,071
Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (concluded)
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (b) (concluded):
5.50%, 4/15/25	USD	447	$450,352
Medtronic, Inc., 4.63%, 3/15/45 (b)(e)		4,565	4,618,452

			7,517,162
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		435	433,913
Amsurg Corp., 5.63%, 7/15/22		1,856	1,908,989
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,660,500
6.88%, 2/01/22		1,111	1,188,770
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		1,990	2,005,353
5.00%, 5/01/25		1,871	1,849,951
HCA, Inc.:
3.75%, 3/15/19		4,364	4,426,732
6.50%, 2/15/20		10,421	11,651,981
7.50%, 2/15/22		2,214	2,579,310
5.88%, 3/15/22		340	372,725
4.75%, 5/01/23		676	693,745
HealthSouth Corp.:
5.13%, 3/15/23		512	512,000
5.75%, 11/01/24		889	897,890
Hologic, Inc., 5.25%, 7/15/22 (b)		805	831,163
Omnicare, Inc.:
4.75%, 12/01/22		289	305,256
5.00%, 12/01/24		183	193,980
Tenet Healthcare Corp.:
6.25%, 11/01/18		736	804,080
4.75%, 6/01/20		1,450	1,493,500
6.00%, 10/01/20		3,645	3,963,937
4.50%, 4/01/21		73	73,365
4.38%, 10/01/21		7,335	7,373,509
8.13%, 4/01/22		4,907	5,505,065
6.75%, 6/15/23(b)		1,758	1,837,110
UnitedHealth Group, Inc., 6.88%, 2/15/38 (e)		10,000	13,333,840

			65,896,664
Health Care Technology — 0.2%
Amgen, Inc., 5.15%, 11/15/41 (e)		3,450	3,605,488
Hotels, Restaurants & Leisure — 0.8%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		1,380	1,442,100
5.00%, 9/01/23		306	303,895
5.50%, 12/01/24		2,458	2,470,290

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)	USD	688	$669,940
MGM Resorts International, 6.00%, 3/15/23		1,374	1,398,045
New Red Finance, Inc., 6.00%, 4/01/22 (b)		2,215	2,286,544
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		1,586	1,710,898
Sabre GLBL, Inc., 5.38%, 4/15/23 (b)		594	591,030
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,718	1,769,540

			12,642,282
Household Durables — 1.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		2,330	2,399,900
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		1,647	1,605,825
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		1,072	1,082,720
KB Home, 7.25%, 6/15/18		1,990	2,144,225
Shea Homes LP / Shea Homes Funding Corp. (b):
5.88%, 4/01/23		910	923,650
6.13%, 4/01/25		920	940,700
Standard Pacific Corp., 8.38%, 1/15/21		3,015	3,550,162
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		767	765,083
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		920	910,800
5.88%, 6/15/24		625	615,625
United Rentals North America, Inc.:
7.38%, 5/15/20		2,025	2,154,094
7.63%, 4/15/22		1,853	2,012,821

			19,105,605
Household Products — 0.2%
Spectrum Brands, Inc.:
6.38%, 11/15/20		810	862,650
6.63%, 11/15/22		1,110	1,187,700
5.75%, 7/15/25 (b)		1,002	1,031,860

			3,082,210
Independent Power and Renewable Electricity Producers — 0.8%
Baytex Energy Corp., 5.13%, 6/01/21 (b)		435	387,150
Calpine Corp.:
6.00%, 1/15/22 (b)		1,548	1,637,010

Corporate Bonds	Par (000)		Value
Independent Power and Renewable Electricity Producers (concluded)
Calpine Corp. (concluded):
5.38%, 1/15/23	USD	2,109	$2,061,547
5.88%, 1/15/24 (b)		823	860,447
5.50%, 2/01/24		1,749	1,696,530
5.75%, 1/15/25		1,064	1,037,400
Dynegy, Inc., 6.75%, 11/01/19 (b)		2,195	2,266,337
NRG REMA LLC, 9.68%, 7/02/26		1,130	1,203,450
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,801,745

			12,951,616
Insurance — 5.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		1,204	1,280,815
American International Group, Inc., 6.40%, 12/15/20 (e)		8,710	10,288,679
Aon Corp., 5.00%, 9/30/20 (e)		7,700	8,492,923
Aon PLC, 4.25%, 12/12/42 (e)		6,500	5,921,649
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)		3,400	3,931,406
Manulife Financial Corp., 4.90%, 9/17/20 (e)		10,425	11,552,297
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		1,455	1,531,388
The Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (b)(e)		12,000	14,606,892
Principal Financial Group, Inc.:
8.88%, 5/15/19 (e)		2,825	3,469,382
4.70%, 5/15/55 (a)		5,000	4,950,000
Prudential Financial, Inc., 6.63%, 12/01/37		10,000	12,340,670
XLIT Ltd., 5.75%, 10/01/21 (e)		10,085	11,518,936

			89,885,037
Internet Software & Services — 0.0%
Netflix, Inc., 5.50%, 2/15/22 (b)		563	585,520
IT Services — 0.2%
First Data Corp. (b):
7.38%, 6/15/19		1,167	1,217,298
6.75%, 11/01/20		1,768	1,869,660
8.25%, 1/15/21		250	264,687

			3,351,645
Life Sciences Tools & Services — 0.9%
Life Technologies Corp., 6.00%, 3/01/20 (e)		12,000	13,533,996
Media — 6.7%
21st Century Fox America, Inc., 6.15%, 3/01/37 (e)		9,575	11,129,013

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (continued)
A&E Television Networks LLC, 3.11%, 8/22/19	USD	5,000	$5,047,500
Altice Financing SA, 6.63%, 2/15/23 (b)		1,313	1,352,390
Altice Finco SA, 7.63%, 2/15/25 (b)		551	560,643
Altice SA (b):
7.75%, 5/15/22		2,425	2,443,187
7.63%, 2/15/25		1,515	1,484,700
Altice US Finance I Corp., 5.38%, 7/15/23 (b)		3,219	3,235,095
AMC Networks, Inc.:
7.75%, 7/15/21		1,330	1,436,400
4.75%, 12/15/22		685	690,138
CCO Safari II LLC (b):
6.48%, 10/23/45		2,125	2,199,290
6.83%, 10/23/55		3,540	3,640,440
Cinemark USA, Inc., 5.13%, 12/15/22		349	350,745
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,205	10,597,342
COX Communications, Inc., 8.38%, 3/01/39 (b)(e)		5,000	6,382,275
CSC Holdings LLC, 8.63%, 2/15/19		4,005	4,555,687
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/01/21 (e)		8,575	9,262,741
DISH DBS Corp., 5.88%, 11/15/24		2,462	2,388,140
Gray Television, Inc., 7.50%, 10/01/20		713	754,889
Grupo Televisa SAB, 5.00%, 5/13/45 (e)		3,345	3,181,697
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		2,909	2,639,917
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	5,965,467
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		463	491,938
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		1,471	1,504,098
Numericable Group SA, 6.00%, 5/15/22 (b)		9,000	9,157,500
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		249	250,245
5.63%, 2/15/24		122	124,440
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		2,300	2,291,375
Corporate Bonds	Par (000)		Value
Media (concluded)
Time Warner Cable, Inc., 6.55%, 5/01/37 (e)	USD	3,519	$3,593,740
Tribune Media Co., 5.88%, 7/15/22 (b)		1,488	1,536,360
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		1,000	1,018,750
Univision Communications, Inc. (b):
5.13%, 5/15/23		4,793	4,804,982
5.13%, 2/15/25		999	1,001,498
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		1,255	1,290,670

			106,363,292
Metals & Mining — 2.7%
Alcoa, Inc., 5.13%, 10/01/24		2,451	2,463,255
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	4,300,000
ArcelorMittal, 6.13%, 6/01/18		2,575	2,725,833
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,007,510
Constellium NV:
4.63%, 5/15/21	EUR	490	487,019
5.75%, 5/15/24 (b)	USD	1,178	977,740
First Quantum Minerals Ltd. (b):
7.00%, 2/15/21		303	231,038
7.25%, 5/15/22		912	677,160
Freeport-McMoRan Corp., 7.13%, 11/01/27 (e)		8,500	8,528,075
Freeport-McMoRan, Inc.:
3.55%, 3/01/22 (e)		4,700	3,942,125
5.40%, 11/14/34		5,225	3,918,750
Novelis, Inc., 8.75%, 12/15/20		3,285	3,465,675
Peabody Energy Corp., 6.50%, 9/15/20		1,020	300,900
Southern Copper Corp., 5.88%, 4/23/45		3,870	3,544,997
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,105	1,102,238
6.38%, 8/15/22		1,430	1,490,775
5.25%, 4/15/23		163	159,740
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		2,785	2,848,498

			43,171,328
Multi-Utilities — 1.3%
CenterPoint Energy, Inc. (e):
5.95%, 2/01/17		9,000	9,615,915

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Multi-Utilities (concluded)
CenterPoint Energy, Inc. (e) (concluded):
6.50%, 5/01/18	USD	9,675	$10,821,517

			20,437,432
Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (b)		3,460	3,590,452
Offshore Drilling & Other Services — 0.1%
Sensata Technologies BV (b):
5.63%, 11/01/24		695	716,719
5.00%, 10/01/25		1,418	1,389,640

			2,106,359
Oil, Gas & Consumable Fuels — 14.8%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,668	1,751,217
4.88%, 5/15/23		343	335,908
Anadarko Petroleum Corp., 6.38%, 9/15/17		75	81,981
Antero Resources Finance Corp.:
6.00%, 12/01/20		750	759,375
5.38%, 11/01/21		649	631,153
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		1,145	990,425
5.75%, 2/01/23		1,555	1,259,550
California Resources Corp.:
5.00%, 1/15/20		49	42,018
5.50%, 9/15/21		1,894	1,562,550
6.00%, 11/15/24		5,963	4,830,030
Chesapeake Energy Corp., 6.88%, 11/15/20		493	442,468
Cimarex Energy Co., 4.38%, 6/01/24		527	509,873
Concho Resources, Inc.:
5.50%, 10/01/22		226	226,000
5.50%, 4/01/23		1,640	1,640,000
CONSOL Energy, Inc., 5.88%, 4/15/22		6,131	4,763,021
Continental Resources, Inc.:
5.00%, 9/15/22		7,000	6,667,500
4.50%, 4/15/23		469	435,509
Denbury Resources, Inc., 5.50%, 5/01/22		604	478,670
El Paso LLC:
7.80%, 8/01/31		197	222,650
7.75%, 1/15/32		4,586	5,215,580
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	2,858,353
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	USD	5,075	$5,721,474
Enbridge Energy Partners LP, 9.88%, 3/01/19 (e)		6,000	7,381,038
Energy Transfer Equity LP:
7.50%, 10/15/20		1,028	1,151,360
5.88%, 1/15/24		3,913	3,981,477
Enterprise Products Operating LLC, Series N, 6.50%, 1/31/19 (e)		12,000	13,596,720
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/01/20		3,460	3,572,450
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)		5,105	4,747,650
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20 (e)		12,000	13,715,784
4.25%, 9/01/24		2,170	2,059,475
5.40%, 9/01/44		3,615	3,235,356
Kinder Morgan, Inc.:
5.30%, 12/01/34		1,310	1,215,341
5.55%, 6/01/45		2,560	2,329,147
Laredo Petroleum, Inc., 7.38%, 5/01/22		231	235,043
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		597	361,555
Marathon Petroleum Corp., 3.50%, 3/01/16 (e)		4,600	4,665,605
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 6/01/25		2,284	2,221,190
MEG Energy Corp. (b):
6.50%, 3/15/21		3,839	3,587,545
7.00%, 3/31/24		3,598	3,301,165
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (b)		3,500	3,727,500
Newfield Exploration Co., 5.38%, 1/01/26		701	672,960
Nexen, Inc., 6.40%, 5/15/37 (e)		4,615	5,537,626
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)		902	902,000
Noble Energy, Inc., 5.63%, 5/01/21		3,448	3,654,159
Oasis Petroleum, Inc.:
7.25%, 2/01/19		915	887,550
6.50%, 11/01/21		1,025	932,750
ONEOK Partners LP, 8.63%, 3/01/19		10,000	11,840,560
Pacific Drilling SA, 5.38%, 6/01/20 (b)		613	472,010
Paramount Resources, Ltd., 6.88%, 6/30/23 (b)		800	776,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc., 7.75%, 10/15/22	USD	1,225	$1,263,281
Peabody Energy Corp., 6.25%, 11/15/21		1,483	418,948
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		2,221	2,407,009
Petrobras International Finance Co. SA:
3.88%, 1/27/16		12,550	12,567,319
5.38%, 1/27/21		3,385	3,151,300
Petroleos Mexicanos (e):
3.50%, 1/30/23		5,000	4,743,150
4.88%, 1/18/24		2,000	2,054,800
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		3,980	3,681,500
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,850,260
Range Resources Corp.:
5.00%, 8/15/22		32	31,200
5.00%, 3/15/23		75	73,500
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		4,351	4,121,006
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (b)		607	603,965
Rockies Express Pipeline LLC, 6.88%, 4/15/40 (b)		580	600,300
RSP Permian, Inc., 6.63%, 10/01/22 (b)		789	794,917
Ruby Pipeline LLC, 6.00%, 4/01/22 (b)		10,000	11,025,310
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		7,393	7,319,070
5.75%, 5/15/24		2,869	2,852,862
Sabine Pass LNG LP, 7.50%, 11/30/16		5,965	6,203,600
Sanchez Energy Corp., Series WI, 6.13%, 1/15/23		1,141	924,210
SandRidge Energy, Inc.:
8.75%, 1/15/20		114	37,763
7.50%, 2/15/23		1,291	393,755
Seventy Seven Energy, Inc., 6.50%, 7/15/22		469	248,570
SM Energy Co., 6.50%, 1/01/23		322	322,805
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		1,614	1,686,630
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b)	USD	1,519	$1,587,355
Transcanada Trust, 5.63%, 5/20/75 (a)		3,495	3,495,000
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,518,979
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,672	1,605,120
5.75%, 3/15/21		1,171	1,141,725
The Williams Cos., Inc.:
3.70%, 1/15/23		5,000	4,512,690
4.55%, 6/24/24		830	785,575
8.75%, 3/15/32		2,478	2,935,032
5.75%, 6/24/44		685	599,948
WPX Energy, Inc., 5.25%, 9/15/24		856	734,020

			234,478,795
Paper & Forest Products — 2.0%
Clearwater Paper Corp., 4.50%, 2/01/23		532	509,390
International Paper Co. (e):
7.50%, 8/15/21		9,675	11,778,035
8.70%, 6/15/38		4,000	5,541,784
7.30%, 11/15/39		10,000	12,240,520
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,257,800

			32,327,529
Pharmaceuticals — 3.9%
AbbVie, Inc. (e):
2.90%, 11/06/22		5,675	5,506,072
4.70%, 5/14/45		3,255	3,176,320
Actavis Funding SCS:
3.45%, 3/15/22		4,610	4,534,806
3.85%, 6/15/24		6,000	5,880,192
3.80%, 3/15/25		1,650	1,608,527
4.75%, 3/15/45		1,450	1,367,176
Endo Finance LLC/Endo Finco, Inc. (b):
7.25%, 12/15/20		241	253,050
7.75%, 1/15/22		499	531,435
6.00%, 7/15/23		1,514	1,574,560
6.00%, 2/01/25		1,601	1,649,030
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		2,924	3,092,765
5.00%, 12/15/21		1,631	1,767,226
Grifols Worldwide Operations, Ltd., 5.25%, 4/01/22		1,613	1,629,130
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (b)		2,130	2,220,525

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
Merck & Co., Inc., 6.50%, 12/01/33 (e)	USD	6,420	$8,540,160
Valeant Pharmaceuticals International (b):
6.75%, 8/15/18		6,955	7,307,097
5.38%, 3/15/20		1,391	1,429,253
6.38%, 10/15/20		2,355	2,481,581
5.63%, 12/01/21		1,615	1,657,394
5.50%, 3/01/23		979	1,001,028
5.88%, 5/15/23		3,205	3,332,879
6.13%, 4/15/25		1,622	1,694,990

			62,235,196
Professional Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		1,755	1,816,425
The Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,861,625

			7,678,050
Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (e)		10,000	11,517,440
DDR Corp.:
4.75%, 4/15/18		2,140	2,273,224
7.88%, 9/01/20		2,650	3,230,369
ERP Operating LP, 5.75%, 6/15/17 (e)		10,000	10,787,770
Felcor Lodging LP, 5.63%, 3/01/23		999	1,025,174
HCP, Inc., 5.38%, 2/01/21 (e)		3,450	3,802,966
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (e)		3,600	3,549,092
iStar Financial, Inc.:
4.00%, 11/01/17		825	810,562
5.00%, 7/01/19		580	569,160
UDR, Inc., 4.25%, 6/01/18 (e)		5,225	5,533,285

			43,099,042
Real Estate Management & Development — 0.8%
Lennar Corp., 4.75%, 11/15/22		1,805	1,809,513
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(e)		4,485	4,044,362
Realogy Corp., 7.63%, 1/15/20 (b)(e)		5,090	5,376,312
Realogy Group LLC / Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19		803	809,023
Corporate Bonds		Par (000)	Value
Real Estate Management & Development (concluded)
Realogy Group LLC / Realogy Co-Issuer Corp. (b) (concluded):
5.25%, 12/01/21 (e)	USD	344	$352,600

			12,391,810
Road & Rail — 1.1%
The Hertz Corp.:
4.25%, 4/01/18		983	1,000,202
6.75%, 4/15/19		1,167	1,204,566
5.88%, 10/15/20		925	941,188
7.38%, 1/15/21		310	323,175
Norfolk Southern Corp., 6.00%, 3/15/05 (e)		12,700	14,633,816

			18,102,947
Semiconductors & Semiconductor Equipment — 0.5%
Micron Technology, Inc. (b):
5.25%, 1/15/24		1,190	1,142,400
5.50%, 2/01/25		3,590	3,477,812
NXP BV/NXP Funding LLC (b):
4.13%, 6/15/20		1,154	1,158,328
5.75%, 2/15/21		1,655	1,726,364
4.63%, 6/15/22		490	485,100

			7,990,004
Software — 0.5%
Infor US, Inc., 6.50%, 5/15/22 (b)		2,425	2,479,562
Italics Merger Sub, Inc., 7.13%, 7/15/23 (b)		557	547,253
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		4,435	4,501,525

			7,528,340
Specialty Retail — 1.2%
AutoNation, Inc., 6.75%, 4/15/18		6,125	6,805,359
L Brands, Inc., 7.00%, 5/01/20		3,050	3,477,000
Penske Automotive Group, Inc., 5.38%, 12/01/24		2,750	2,770,625
VF Corp., 5.95%, 11/01/17 (e)		5,000	5,507,775

			18,560,759
Textiles Apparel & Shoes — 0.1%
Springs Industries, Inc., 6.25%, 6/01/21		1,674	1,665,630
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 5/01/25		699	674,535

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (concluded)
The William Carter Co., 5.25%, 8/15/21	USD	1,406	$1,458,725

			2,133,260
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20		1,475	1,486,063
Tobacco — 2.2%
Altria Group, Inc., 10.20%, 2/06/39 (e)		13,392	22,416,079
Reynolds American, Inc.:
3.50%, 8/04/16 (b)		8,375	8,544,895
3.25%, 11/01/22		970	942,498
4.85%, 9/15/23		1,120	1,189,862
5.85%, 8/15/45		2,335	2,510,737

			35,604,071
Transportation Infrastructure — 1.0%
CEVA Group PLC (b):
4.00%, 5/01/18		3,310	2,945,900
7.00%, 3/01/21		1,067	1,013,650
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (b)		10,500	11,109,451

			15,069,001
Wireless Telecommunication Services — 5.5%
America Movil SAB de CV (e):
2.38%, 9/08/16		12,495	12,656,185
3.13%, 7/16/22		1,275	1,264,673
American Tower Corp.:
4.50%, 1/15/18		6,500	6,840,145
5.05%, 9/01/20		500	543,298
5.90%, 11/01/21 (e)		3,770	4,257,849
4.00%, 6/01/25		4,225	4,140,082
Crown Castle International Corp., 5.25%, 1/15/23		1,380	1,445,550
Crown Castle Towers LLC (b):
5.50%, 1/15/17		4,000	4,117,144
4.17%, 8/15/17		3,000	3,107,931
6.11%, 1/15/20		4,555	5,077,663
Digicel Group Ltd., 7.13%, 4/01/22 (b)		370	339,475
Digicel Ltd., 6.00%, 4/15/21 (b)		1,285	1,211,113
SBA Communications Corp., 4.88%, 7/15/22		1,445	1,423,325
SBA Tower Trust, 5.10%, 4/17/17 (b)		13,975	14,443,777
Sprint Communications, Inc. (b):
9.00%, 11/15/18		5,290	5,924,800
7.00%, 3/01/20		9,302	9,906,630
Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Sprint Corp.:
7.88%, 9/15/23	USD	2,715	$2,603,006
7.13%, 6/15/24		1,755	1,605,825
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,837,316
6.73%, 4/28/22		2,495	2,644,700
6.84%, 4/28/23		645	690,150

			87,080,637
Total Corporate Bonds — 108.3%			1,721,004,467

Foreign Agency Obligations
Brazilian Government International Bond, 5.00%, 1/27/45		5,000	4,182,500
Indonesia Government International Bond, 5.88%, 1/15/24 (b)		4,400	4,906,000
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,231,000
Total Foreign Agency Obligations — 0.7%			11,319,500

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,518,550
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	12,891,000
Total Municipal Bonds — 1.2%			18,409,550

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (e)(j)		3,945	3,625,100

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.50%, 2/15/45 (e)		14,345	13,078,609
3.00%, 5/15/45		17,370	17,611,547
U.S. Treasury Note, 1.25%, 1/31/20 (e)		1,180	1,169,307

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
Total U.S. Treasury Obligations — 2.0%		$31,859,463

Preferred Securities

Capital Trusts
Banks — 3.6%
BNP Paribas SA, 7.20% (a)(b)(e)(f)	5,000	5,893,750
Capital One Financial Corp., Series E, 5.55% (a)(f)	10,000	10,012,000
Credit Agricole SA, 8.38% (a)(b)(f)	5,000	5,725,000
Credit Suisse Group AG, 7.50% (a)(b)(f)	3,250	3,461,250
HSBC Capital Funding LP, 10.18% (a)(b)(f)	11,835	17,782,087
HSBC Holdings PLC, 6.38% (a)(f)	4,695	4,716,128
Nordea Bank AB, 6.13% (a)(b)(f)	5,540	5,512,300
Wells Fargo & Co. (a)(f):
Series S, 5.90%	1,090	1,096,213
Series U, 5.88%	2,655	2,718,056

		56,916,784
Capital Markets — 1.6%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (a)	3,000	2,962,500
The Goldman Sachs Group, Inc., Series L, 5.70% (a)(f)	2,950	2,978,556
Morgan Stanley, Series H, 5.45% (a)(f)	2,200	2,186,800
State Street Capital Trust IV, 1.29%, 6/15/37 (a)	17,845	15,547,456
State Street Corp., Series F, 5.25% (a)(f)	1,855	1,873,921

		25,549,233
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (a)(f)	4,510	4,413,035
Diversified Financial Services — 4.8%
Bank of America Corp. (a)(f):
Series AA, 6.10%	5,640	5,614,620
Series K, 8.00%	2,420	2,560,360
Series M, 8.13%	950	1,015,313
Series U, 5.20%	5,785	5,450,916
Barclays PLC, 6.63% (a)(f)	4,885	4,839,335
Citigroup, Inc. (a)(f):
5.90%	2,210	2,196,961
5.95%	7,000	6,825,000
General Electric Capital Corp. (a)(f):
Series B, 6.25% (e)	9,100	9,880,780
Series C, 5.25%	1,200	1,230,000
Capital Trusts	Par (000)	Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co. (a)(f):
Series 1, 7.90%	3,650	$3,850,750
Series Q, 5.15%	4,000	3,789,200
Series R, 6.00% (e)	14,130	13,988,700
Series S, 6.75%	7,775	8,236,641
Morgan Stanley, Series J, 5.55% (a)(f)	6,530	6,497,350

		75,975,926
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (a)	8,300	7,266,650
Insurance — 7.4%
ACE Capital Trust II, 9.70%, 4/01/30 (e)	7,000	10,258,500
The Allstate Corp., 6.50%, 5/15/57 (a)	10,400	11,674,000
American International Group, Inc., 8.18%, 5/15/58 (a)	3,755	5,031,700
AXA SA (a)(b)(f):
6.38%	4,900	5,206,250
6.46%	6,000	6,210,000
Bank One Capital III, 8.75%, 9/01/30 (e)	2,000	2,861,742
The Chubb Corp., 6.38%, 3/29/67 (a)(e)	7,400	7,649,750
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 4/01/27	5,000	5,919,360
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)	4,890	5,306,388
Great-West Life & Annuity Insurance Capital LP II, 7.15%, 5/16/46 (a)(b)(e)	500	510,000
Hartford Financial Services Group, Inc., 8.13%, 6/15/38 (a)	5,050	5,693,875
ING US, Inc., 5.65%, 5/15/53 (a)	4,750	4,852,600
Liberty Mutual Group, Inc., 10.75%, 6/15/58 (a)(b)	8,325	12,654,000
MetLife, Inc., 6.40%, 12/15/36 (e)	9,775	10,845,910
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)	12,000	11,100,000
Swiss Re Capital I LP, 6.85% (a)(b)(f)	4,450	4,565,700

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Insurance (concluded)
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)(e)	6,800	$6,953,340

		117,293,115
Multi-Utilities — 0.2%
Dominion Resources, Inc., 7.50%, 6/30/66 (a)	4,400	3,966,600
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC (a):
7.00%, 6/01/67	2,500	2,450,000
Series A, 8.38%, 8/01/66	9,325	9,511,500
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (a)	9,400	8,730,250

		20,691,750
Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 12.00% (b)(f)	7	9,240,000
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (a)	6,125	6,921,250
Total Capital Trusts — 20.7%		328,234,343

Preferred Stocks	Shares
Banks — 0.9%
Wells Fargo & Co., 5.85% (a)(f)	550,500	14,175,375
Capital Markets — 0.7%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)(f)	162,450	4,035,258
SCE Trust III, 5.75% (a)(f)	31,650	882,719
State Street Corp., Series D, 5.90% (a)(f)	220,495	5,726,255

		10,644,232
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (a)(f)	10,220	266,026
Diversified Financial Services — 0.8%
Citigroup, Inc., Series K, 6.88% (a)(f)	488,320	13,389,734
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%	90,000	2,260,800
Preferred Stocks	Shares	Value
Insurance — 0.2%
The Allstate Corp., Series E, 6.63% (f)	125,000	$3,320,000
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (k)	11,107	1,325,954
Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25% (b)(f)	5,600	5,957,000
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%	75,000	1,898,250
Vornado Realty Trust, Series K, 5.70% (f)	50,000	1,238,500

		3,136,750
Wireless Telecommunication Services — 1.2%
Centaur Funding Corp., 9.08% (b)	15,143	18,744,195
Total Preferred Stocks — 4.6%		73,220,066

Trust Preferred
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13% (a)	300,141	7,740,605
Total Preferred Securities — 0.5%		409,195,014
Total Long-Term Investments (Cost — $2,195,127,503) — 144.1%		2,288,993,348

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (l)(m)	6,518,389	6,518,389
Total Short-Term Securities (Cost — $6,518,389) — 0.4%		6,518,389
Options Purchased (Cost — $4,049,235) — 0.1%		1,400,497
Total Investments Before Options Written (Cost — $2,205,695,127) — 144.6%		2,296,912,234
Options Written (Premiums Received — $1,061,185) — (0.0)%		(21,225)

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Value
Total Investments, Net of Options Written (Cost — $2,204,633,942*) — 144.6%	$2,296,891,009
Liabilities in Excess of Other Assets — (44.6)%	(708,642,579)

Net Assets — 100.0%	$1,588,248,430

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,205,637,273

Gross unrealized appreciation	$126,015,641
Gross unrealized depreciation	$(34,740,680)

Net unrealized appreciation	$91,274,961

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
Mitsubishi UFJ Securities	$1,986,400	$(7,000)

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Zero-coupon bond.

(k)	Convertible security.

(l)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,283,291	2,235,098	6,518,389	$4,758

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

ADS	American Depositary Shares
ARB	Airport Revenue Bonds
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
FKA	Formerly Known As
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

RB	Revenue Bonds
USD	U.S. Dollar
VA	Department of Veterans Affairs
EUR	Euro
USD	U.S. Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

•	As of July 31, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.32%	2/5/14	Open	$956,709	$961,345
UBS Securities LLC	0.33%	2/10/14	Open	6,197,000	6,227,448
Barclays Capital, Inc.	0.35%	2/28/14	Open	7,944,000	7,984,084
UBS Securities LLC	0.30%	5/8/14	Open	9,646,000	9,682,172
UBS Securities LLC	(0.50)%	5/13/14	Open	2,016,000	2,003,568
UBS Securities LLC	0.32%	5/13/14	Open	8,649,000	8,683,135
UBS Securities LLC	0.32%	5/13/14	Open	2,182,000	2,190,612
UBS Securities LLC	0.32%	5/13/14	Open	7,149,000	7,177,215
UBS Securities LLC	0.34%	5/13/14	Open	1,256,000	1,261,267
UBS Securities LLC	0.34%	5/13/14	Open	10,604,000	10,648,466
UBS Securities LLC	0.34%	5/13/14	Open	683,000	685,864
UBS Securities LLC	0.34%	5/13/14	Open	5,229,000	5,250,927
UBS Securities LLC	0.34%	5/13/14	Open	4,668,000	4,687,574
UBS Securities LLC	0.35%	5/13/14	Open	10,880,000	10,926,965
UBS Securities LLC	0.35%	5/13/14	Open	6,046,000	6,072,099
UBS Securities LLC	0.35%	5/13/14	Open	1,115,000	1,119,813
UBS Securities LLC	0.35%	5/13/14	Open	6,061,000	6,087,163
UBS Securities LLC	0.35%	5/13/14	Open	5,546,000	5,569,940
UBS Securities LLC	0.35%	5/13/14	Open	3,255,000	3,269,051
UBS Securities LLC	0.35%	5/13/14	Open	23,285,000	23,385,514
UBS Securities LLC	0.35%	5/13/14	Open	11,160,000	11,208,174
Barclays Capital, Inc.	0.35%	5/14/14	Open	6,234,000	6,268,521
Barclays Capital, Inc.	0.35%	5/14/14	Open	1,213,000	1,221,657
Barclays Capital, Inc.	0.35%	5/14/14	Open	2,791,000	2,811,607
Barclays Capital, Inc.	0.35%	5/14/14	Open	11,233,000	11,314,555
Barclays Capital, Inc.	0.40%	7/1/14	Open	10,010,000	10,053,585
Barclays Capital, Inc.	0.40%	10/7/14	Open	13,545,000	13,589,849
Barclays Capital, Inc.	0.35%	10/29/14	Open	734,000	765,250
Barclays Capital, Inc.	0.35%	10/29/14	Open	9,152,000	9,183,830
Barclays Capital, Inc.	0.35%	10/29/14	Open	2,514,000	2,546,411
Barclays Capital, Inc.	0.35%	10/29/14	Open	4,668,000	4,700,992
Barclays Capital, Inc.	0.35%	10/29/14	Open	4,956,000	4,989,573
Barclays Capital, Inc.	0.35%	10/29/14	Open	4,995,000	5,029,153
Barclays Capital, Inc.	0.35%	10/29/14	Open	5,182,000	5,216,734
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	528,000	529,423
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	556,000	557,475
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	474,000	475,257
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	4,189,000	4,201,916
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,368,000	3,378,385
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,197,000	3,206,857
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	4,926,000	4,941,189
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	2,287,000	2,294,052

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

As of July 31, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	$3,627,000	$3,638,183
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	2,740,000	2,748,448
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	2,028,000	2,034,253
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	873,000	875,692
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,411,000	3,421,517
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	6,940,000	6,961,398
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	7,344,000	7,366,644
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,223,000	1,226,771
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	4,083,000	4,095,589
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	6,627,000	6,647,433
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,954,000	3,966,192
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,203,000	1,206,709
UBS Securities LLC	0.40%	12/19/14	Open	9,435,000	9,458,587
RBC Capital Markets, LLC	0.39%	2/27/15	Open	3,990,000	3,996,700
RBC Capital Markets, LLC	0.39%	3/2/15	Open	6,045,000	6,054,954
Deutsche Bank Securities, Inc.	0.19%	3/5/15	Open	3,570,225	3,573,014
HSBC Securities (USA) Inc.	0.38%	3/12/15	Open	8,240,466	8,252,818
RBC Capital Markets, LLC	0.39%	3/30/15	Open	15,120,000	15,140,311
RBC Capital Markets, LLC	0.39%	3/30/15	Open	4,439,000	4,444,963
RBC Capital Markets, LLC	0.34%	4/1/15	Open	4,014,075	4,018,662
RBC Capital Markets, LLC	0.39%	4/2/15	Open	3,483,000	3,487,566
BNP Paribas Securities Corp.	0.39%	4/6/15	Open	5,675,000	5,682,132
Credit Suisse Securities (USA) LLC	0.40%	4/7/15	Open	5,499,000	5,506,088
Credit Suisse Securities (USA) LLC	0.45%	4/27/15	Open	5,322,969	5,329,356
BNP Paribas Securities Corp.	0.42%	4/29/15	Open	3,345,000	3,348,668
BNP Paribas Securities Corp.	0.40%	4/30/15	Open	2,894,325	2,897,316
BNP Paribas Securities Corp.	0.41%	5/7/15	Open	3,443,000	3,446,372
BNP Paribas Securities Corp.	0.42%	5/14/15	Open	12,214,000	12,225,257
BNP Paribas Securities Corp.	0.42%	5/14/15	Open	3,125,000	3,127,880
Credit Suisse Securities (USA) LLC	0.50%	5/27/15	Open	3,484,500	3,487,694
Deutsche Bank Securities, Inc.	0.14%	5/28/15	Open	1,172,625	1,172,921
HSBC Securities (USA) Inc.	0.40%	6/1/15	Open	11,850,000	11,858,032
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	4,202,000	4,204,322
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	5,313,000	5,315,935
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	14,483,000	14,491,002
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	7,799,000	7,803,309
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	9,261,000	9,266,117
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	4,656,000	4,658,572
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	5,665,000	5,668,130
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	2,955,000	2,956,633
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	5,230,000	5,232,890
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	4,799,000	4,801,651
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	10,541,000	10,546,824
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	3,234,000	3,235,787
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	4,786,000	4,788,644
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	2,027,000	2,028,120
BNP Paribas Securities Corp.	0.39%	6/10/15	Open	4,825,000	4,827,666
BNP Paribas Securities Corp.	0.45%	6/10/15	Open	7,177,000	7,181,575
BNP Paribas Securities Corp.	0.45%	6/10/15	Open	9,401,000	9,406,993
RBC Capital Markets, LLC	0.39%	6/10/15	Open	176,919,000	177,016,748

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

As of July 31, 2015, reverse repurchase agreements outstanding were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	0.39%	6/12/15	Open	$2,706,875	$2,708,341
RBC Capital Markets, LLC	(1.00)%	6/16/15	Open	333,680	333,254
RBC Capital Markets, LLC	0.39%	6/25/15	Open	3,413,250	3,414,618
RBC Capital Markets, LLC	0.39%	6/25/15	Open	3,567,375	3,568,805
Credit Suisse Securities (USA) LLC	0.12%	7/14/15	Open	28,834,019	28,835,749
BNP Paribas Securities Corp.	0.45%	7/20/15	8/14/15	30,581,000	30,585,205
Total				$744,404,093	$745,933,677

[1] Cetain agreements have no stated maturity and can be terminated by either party at any time.

•	As of July 31, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
116	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	25,411,250	$66,894
1,128	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	135,183,750	429,758
58	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	USD	7,391,375	87,636
(382)	Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	USD	59,568,125	(2,521,214)
513	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2015	USD	81,839,531	1,488,655
(1,000)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	248,262,500	(913,045)
(840)	90 Day Euro Future	Chicago Mercantile	December 2016	USD	207,291,000	(841,142)
(900)	90 Day Euro Future	Chicago Mercantile	March 2017	USD	221,726,250	(856,224)
Total						$(3,058,682)

•	As of July 31, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
90-Day Euro-Dollar	Put	USD	98.00	12/14/15	1,698	$10,612
90-Day Euro-Dollar	Put	USD	99.00	12/14/15	1,698	10,613
Total						$21,225

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of July 31, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	6/09/16	63,150	$1,379,272

•	As of July 31, 2015 exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
90-Day Euro-Dollar	Put	98.50	12/14/15	3,396	$(21,225)

•	As of July 31, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.65%[1]	3-month LIBOR	Citibank N.A.	10/5/15	[2]	11/30/19	USD	39,200	$(86,703)
2.21%[1]	3-month LIBOR	London Clearing House	—		10/18/20	USD	65,000	(1,592,892)
2.79%[1]	3-month LIBOR	Chicago Mercantile	—		10/11/23	USD	68,000	(3,413,053)
2.79%[1]	3-month LIBOR	Chicago Mercantile	—		11/18/23	USD	10,600	(528,815)
3.03%[1]	3-month LIBOR	Chicago Mercantile	—		1/08/24	USD	10,900	(747,566)
2.38%[1]	3-month LIBOR	Citibank N.A.	—		5/14/25	USD	12,500	(113,846)
3.05%[1]	3-month LIBOR	Chicago Mercantile	—		2/15/40	USD	8,769	(613,588)
3.05%[1]	3-month LIBOR	Chicago Mercantile	—		2/15/40	USD	8,769	(609,299)
3.06%[1]	3-month LIBOR	Chicago Mercantile	—		2/15/40	USD	4,769	(346,569)
3.03%[1]	3-month LIBOR	Chicago Mercantile	—		2/15/40	USD	8,769	(591,016)
Total								$(8,643,347)

[1] Trust pays the fixed rate and receives the floating rate.
[2] Forward swap.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of July 31, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	2,535	$(30,329)	$(33,473)	$(63,802)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	USD	1,465	(17,527)	(19,345)	(36,872)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	USD	4,000	(47,928)	(57,438)	(105,366)
STMicro Electronics	1.00%	Barclays Bank PLC	6/20/17	EUR	1,500	(20,058)	(23,930)	(43,988)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	5,585	(110,940)	20,649	(90,291)
General Dynamic Corp.	1.00%	Credit Suisse International	9/20/17	USD	5,585	(111,498)	59,344	(52,154)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	4,715	(93,459)	46,091	(47,368)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	4,715	(93,884)	49,096	(44,788)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	(85,339)	(31,698)	(117,037)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	(53,100)	(19,723)	(72,823)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	(87,436)	4,606	(82,830)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	(54,404)	2,865	(51,539)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	16,700	(240,384)	51,834	(188,550)
YUM! Brands, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	20,000	(314,185)	271,825	(42,360)
Total						$(1,360,471)	$320,703	$(1,039,768)

•	As of July 31, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB	USD	2,425	$25,346	$45,774	$71,120
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB	USD	10	104	209	313
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB	USD	994	10,389	20,409	30,798
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	12,200	238,762	(22,480)	216,282
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	USD	4,500	84,931	4,587	89,518
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	A-	USD	2,800	52,846	2,854	55,700
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs Bank USA	9/20/17	A-	USD	4,500	76,667	18,229	94,896

20	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of July 31, 2015, OTC credit default swaps — sold protection outstanding were as follows (concluded):

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs International	9/20/17	A-	USD	2,800	47,704	11,342	59,046
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	3,025	51,220	64,682	115,902
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	A-	USD	16,700	291,257	(92,420)	198,837
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	153	1,951	(555)	1,396
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	USD	24	305	(169)	136
Total							$881,482	$52,462	$933,944

[1] Using Standard & Poor’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy

•

Fair Value Hierarchy — Various inputs are used in determining the fair value of investments and derivative financial instruments . These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	21

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

As of July 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$81,939,544	$11,640,710	$93,580,254
Corporate Bonds	—	1,715,956,967	5,047,500	1,721,004,467
Foreign Agency Obligations	—	11,319,500	—	11,319,500
Municipal Bonds	—	18,409,550	—	18,409,550
U.S. Government Sponsored Agency Securities	—	35,484,563	—	35,484,563
Preferred Securities	$56,259,476	352,935,538	—	409,195,014
Short-Term Securities	6,518,389	—	—	6,518,389
Options Purchased	21,225	1,379,272	—	1,400,497
Total	$62,799,090	$2,217,424,934	$16,688,210	$2,296,912,234

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts		$933,944		$933,944
Interest rate contracts	$2,072,943		—	2,072,943
Liabilities:
Credit contracts	—	(1,039,768)	—	(1,039,768)
Interest rate contracts	(5,152,850)	(8,643,347)	—	(13,796,197)
Total	$(3,079,907)	(8,749,171)	—	$(11,829,078)

[1]

Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

22	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$275,320	—	—	$275,320
Cash pledged for centrally cleared swaps	7,468,650	—	—	7,468,650
Cash pledged as collateral for reverse repurchase agreements	3,024,000	—	—	3,024,000
Cash pledged for financial futures contracts	1,890,120	—	—	1,890,120
Foreign currency at value	13,036	—	—	13,036
Liabilities:
Reverse repurchase agreements	—	$(745,933,677)	—	(745,933,677)
Cash received as collateral for OTC derivatives	—	(1,690,000)	—	(1,690,000)

Total	$12,671,126	$(747,623,677)	—	$(734,952,551)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2014	$5,930,350	$21,431,574	$27,361,924
Transfers into Level 3[1]	3,359,388	—	3,359,388
Transfers out of Level 3[2]	(3,806,175)	(4,477,824)	(8,283,999)
Accrued discounts/premiums	8,896	—	8,896
Net realized gain (loss)	2,575.85	(230,000)	(227,424)
Net change in unrealized appreciation/depreciation[3]	184,775	(406,250)	(221,475)
Purchases	7,154,650	—	7,154,650
Sales	(1,193,750)	(11,270,000)	(12,463,750)

Closing Balance, as of July 31, 2015	$11,640,710	$5,047,500	$16,688,210

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2015[3]	$184,775	$(406,250)	$(221,475)

[1]

As of October 31, 2014, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2015, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning balance of $3,359,388 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of October 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,806,175 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at July 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JULY 31, 2015	23

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date: September 22, 2015